Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

7. Property, Plant and Equipment

The balance of property, plant and equipment, net is as follows:

	Estimated Useful Lives in Years	December 31,
$ in thousands		2021	2020
Property, plant, and equipment, gross
Leasehold improvements	5 – 7	$699	$575
Computer equipment	2 – 3	1,532	149
Machinery, vehicles, and other equipment	5 – 10	1,188	60
Furniture and fixtures	2 – 5	314	10
Construction in progress		1,076	—
Total property, plant, and equipment, gross		4,809	794
Accumulated depreciation		(707)	(219)
Total property, plant, and equipment, net		$4,102	$575